Analysis of cash and cash equivalents (Details) € in Millions, £ in Millions	12 Months Ended
	Dec. 31, 2022 GBP (£)	Dec. 31, 2021 GBP (£)	Dec. 31, 2020 GBP (£)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)
Analysis of cash and cash equivalents
Cash and cash equivalents at beginning of period	£ 190,706	£ 139,199	£ 100,588
Net (decrease)/increase in cash and cash equivalents	(32,257)	51,507	38,611
Cash and cash equivalents at end of period	158,449	190,706	139,199
Cash and balances at central banks	144,832	177,757	124,489
Trading assets	8,551	7,137	9,220
Other financial assets	19	16	173
Loans to banks	5,047	5,796	5,317
Total cash and cash equivalents	158,449	190,706	139,199
Cash collateral posted with bank counterparties	4,895	4,293	7,592
NWM N.V.
Cash
Mandatory reserve deposits at central banks | €				€ 64	€ 60	€ 81
Royal Bank of Scotland International (Holdings) Limited
Cash
Mandatory reserve deposits at central banks	£ 108	£ 123	£ 59